GAIN ON FORECLOSURES	12 Months Ended
Dec. 31, 2012
GAIN ON FORECLOSURE [Abstract]
GAIN ON FORECLOSURES
GAIN ON FORECLOSURES
The Company recorded the following gains related to foreclosures that occurred during the year ended December 31, 2012:

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Crestwood Notes.  On March 14, 2012, the Company received $346,000 from the guarantor of the Crestwood Notes in full satisfaction of certain guarantees entered into by an affiliate of the borrower with the original lender. The results of operations of Town Park (which served as the collateral for the Crestwood Notes) are included in discontinued operations for the years ended December 31, 2012 and 2011.

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Heatherwood Note.  On the day of foreclosure, the fair value of the property exceeded the Company’s carrying value of the Heatherwood Note by $248,000.  Pursuant to a settlement agreement with the borrower dated May 25, 2012, the Company received $625,000 related to insurance proceeds from a loss at the Heatherwood Apartments prior to foreclosure.  In May 2012, the Company also recorded adjustments to security deposits totaling $14,000. The results of operations of Heatherwood are included in discontinued operations for the years ended December 31, 2012 and 2011.

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Cannery Note.  On February 19, 2013, an appraisal of the fair value of the property on the date of foreclosure was completed. The results revealed that, on the day of foreclosure, the Company’s fair value of the property exceeded the carrying value of the Cannery Note by $2.0 million. An additional payment of $306,000 was received by the Company in satisfaction of a settlement agreement with the borrower under the Cannery Note. The Company also recorded adjustments to security deposits totaling $99,000, which reduced the gain.

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Campus Club Note. On January 10, 2013, an appraisal of the fair value of the Company on the date of foreclosure was completed. The results revealed that, on the day of foreclosure, the Company’s fair value of the property exceeded the carrying value of the Campus Club Note by $688,000.